Vessels - Additional Information (Detail) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Aug. 31, 2016 USD ($)	Sep. 30, 2016 USD ($) Vessel	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) Vessel	Sep. 30, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Net proceeds from vessel disposal | $	$ 5,843	$ 5,843	$ 0	$ 5,843	$ 0
Gain (loss) on disposition of vessel | $	$ (16,487)	(16,487)	0	(16,487)	0
Vessel impairments | $		202,775	0	202,775	0
Vessels under construction [Member]
Property, Plant and Equipment [Line Items]
Interest costs capitalized to vessels under construction | $		$ 2,335	$ 1,229	$ 5,384	$ 4,334
Less than 5000 TEU Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of vessels impaired | Vessel		10		10
4250 TEU Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of vessels impaired | Vessel		4		4
3500 TEU Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of vessels impaired | Vessel		2		2
2500 TEU Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of vessels impaired | Vessel		4		4